Background, Principal Activities and Basis of Presentation (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	May 18, 2012
Organization And Basis Of Presentation [Line Items]
Additional Paid In Capital	$ 107,808	$ 106,636
Iris Optronics Co Ltd [Member]
Organization And Basis Of Presentation [Line Items]
Additional Paid In Capital			$ 153